SIGNIFICANT ACCOUNTING POLICIES (Derivatives and Hedging) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Net income (losses) recognized in financial income, net	$ 3	$ (30)	$ (201)
Addition payments of severance cost	0
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	4,963	6,471
Fair value of derivative contracts	7	58
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative contracts	$ 7	$ 62